Mortgage Loan On Real Estate (Schedule Of Mortgage Loan On Real Estate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Carrying Amount of Mortgages, Federal income tax purposes	$ 165,000
Long-Term First Mortgage Loan [Member]
Mortgage Loans on Real Estate [Line Items]
Prior Liens
Face Amount of Mortgages	165,000
Carrying Amount of Mortgages	165,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest
Long-Term First Mortgage Loan [Member] | Desert Valley Hospital [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	9.90%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	70,000
Carrying Amount of Mortgages	70,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	(2)
Long-Term First Mortgage Loan [Member] | Desert Valley Hospital [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	10.70%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	20,000
Carrying Amount of Mortgages	20,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	(2)
Long-Term First Mortgage Loan [Member] | Chino Valley Medical Center [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	9.90%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	50,000
Carrying Amount of Mortgages	50,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	(2)
Long-Term First Mortgage Loan [Member] | Paradise Valley Hospital [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	9.60%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	25,000
Carrying Amount of Mortgages	25,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ (2)

[1]	The aggregate cost for Federal income tax purposes is $165,000.